Earnings per share	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Earnings per share

29.	Earnings per share

Basic earnings per share are calculated based on the weighted average number of outstanding shares of each category during the year.

Diluted earnings per share are calculated as follows:

•	Numerator: profit for the year adjusted by dilutive effects from stock options.
•	Denominator: the number of shares of each category adjusted to include potential shares corresponding to dilutive instruments (stock options), less the number of shares that could be bought back at market, if applicable.

Equity instruments that will or may be settled with the Company’s shares are only included in the calculation when its settlement has a dilutive impact on earnings per share.

The table below presents the determination of net income available to holders of common shares and the weighted average number of common shares outstanding used to calculate basic and diluted earnings per share in each reporting exercise:

	2022	2021	2020
		Note 2	Note 2
Basic numerator
Net income (loss) allocated to controlling shareholder – continuing operations	(863)	158	322
Net income (loss) allocated to controlling shareholder - discontinued operations	691	644	1,857
Net income allocated to controlling shareholder	(172)	802	2,179

Basic denominator (millions of shares)
Weighted average of shares	269	269	268

Basic earnings (loss) per share (R$) – continuing operations	(3.20372)	0.58803	1.20182
Basic earnings (loss) per share (R$) – discontinued operations	2.56521	2.39678	6.93101
Basic earnings per share (R$) – total	(0.63851)	2.98481	8.13283

Diluted numerator
Net income (loss) allocated to ordinary controlling shareholders – continuing operations	(863)	158	322
Net income (loss) allocated to ordinary controlling shareholders - discontinued operations	691	644	1,857
Net income allocated to ordinary controlling shareholders	(172)	802	2,179

Diluted denominator
Weighted average of outstanding shares (in millions)	269	269	268
Stock option (in millions)	-	-	1
Diluted weighted average of outstanding shares (millions)	269	269	269

Diluted earnings (loss) per share (R$) – continuing operations	(3.20372)	0.58716	1.20008
Diluted earnings (loss) per share (R$) – discontinued operations	2.56521	2.39324	6.92096
Diluted earnings per share (R$) – total	(0.63851)	2.98040	8.12104